Income tax (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Opening balance as of January 1	$ 220,316	$ 197,548
Deferred income tax benefit during the current year recorded on profits	47,870	22,316
Deferred income tax benefit during the current year recorded in accumulated other comprehensive loss	157	394	$ (159)
Conversion effects	(72)	58
Closing balance as of December 31	$ 268,271	$ 220,316	$ 197,548